Document and Entity Information	Jun. 15, 2022
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001391127
Document Type	8-K/A
Document Period End Date	Jun. 15, 2022
Entity Registrant Name	EDGIO, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-33508
Entity Tax Identification Number	20-1677033
Entity Address, Address Line One	2220 West 14th Street
Entity Address, City or Town	Tempe
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85281
City Area Code	(602)
Local Phone Number	850-5000
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	EGIO
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	As previously reported on the Current Report on Form 8-K (the “Original Filing”) filed by Edgio, Inc. (the “Company”) on June 16, 2022, the Company’s Board of Directors (the “Board”) appointed Dianne Ledingham, as a new director of the Company, effective as of June 15, 2022.